Investment Manager Series Trust III

235 W. Galena Street

Milwaukee, Wisconsin 53212

March 4, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 “F” Street, N.E.

Washington, DC  20549

Re:	Investment Managers Series Trust III (the “Trust”) (File Nos. 033-79858 and 811-08544) on behalf of the Manteio Managed Futures Strategy Fund and Manteio Multialternative Strategy Fund

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Manteio Managed Futures Strategy Fund and the Manteio Multialternative Strategy Fund, each a series of the Trust, do not differ from those contained in Post-Effective Amendment No. 130 to the Trust’s Registration Statement on Form N-1A. This Amendment was filed electronically on February 26, 2025, with an effective date of February 28, 2025.

If you have any questions or require further information, please contact me at (626) 385-5777 or diane.drake@mfac-ca.com.

Sincerely,

/s/ Diane J. Drake

Diane J. Drake

Investment Managers Series Trust III